Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares
Ordinary Shares
11.	Ordinary Shares

Upon the consummation of the IPO in April 2025, pursuant to the amended and restated Articles of Association effective on May 1, 2025, the authorized share capital of the Company is US$50,000 divided into 500,000,000 shares comprising (i) 300,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, (ii) 100,000,000 Class B Ordinary Shares of a par value of US$0.0001 each, and (iii) 100,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Articles. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote per share, while each Class B ordinary share is entitled to 20 votes per share. Holders of Class A and Class B ordinary shares will vote together as one class on all matters that require a shareholders’ vote. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while each Class A ordinary share is not convertible into Class B ordinary shares under any circumstance.

In April 2025, the Company completed its initial public offering and issued 2,000,000 ADSs (representing 12,000,000 Class A ordinary shares). The net proceeds raised from initial public offering were US$ 27,450,000 net of issuance cost of US$ 2,550,000. Concurrently with, and subject to, the completion of the offering, the Company issued 400,000 Class A ordinary shares to certain of its existing shareholders, namely Qiming Venture Partners VII, L.P. and Qiming VII Strategic Investors Fund, L.P. (collectively, “Qiming Entities”). The proceeds raised from concurrent private placements were US$ 1,000,000.

Upon the completion of initial public offering, 151,086,581 preferred shares were converted and re-designated on a one-for-one basis as Class A ordinary shares, and 106,994,625 ordinary shares outstanding then were designated to 24,862,125 Class A ordinary shares and 82,132,500 Class B ordinary shares, respectively.

As of December 31, 2025, the Company has 194,348,706 Class A ordinary shares and 82,132,500 Class B ordinary shares issued and outstanding.